Share-based payments - Expenses (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-based payments
Research and development expenses	€ 480	€ 572
Sales and marketing expenses	152	166
General and administrative expenses	5,823	10,547
Total	€ 6,455	€ 11,285